Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2024 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 231,319
Additional provisions	87,971
Amounts used	(14,561)
Unused amounts reversed	(13,028)
Amortization of discount and effect of change in discount rate	(89)
Others	(9)
Ending balance	291,603
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	120,864
Additional provisions	87,053
Amounts used	(11,059)
Amortization of discount and effect of change in discount rate	(268)
Ending balance	196,590
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	110,455
Additional provisions	918
Amounts used	(3,502)
Unused amounts reversed	(13,028)
Amortization of discount and effect of change in discount rate	179
Others	(9)
Ending balance	¥ 95,013